Property, plant and equipment - Owned Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 2,940,777
Value at end of period	3,052,060	$ 2,940,777
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	2,572,455
Value at end of period	2,448,736	2,572,455
Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	155,871
Value at end of period	386,905	155,871
Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	176,499
Value at end of period	182,173	176,499
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	35,952
Value at end of period	34,246	35,952
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	5,299,801	5,070,619
Additions	370,136	330,636
Disposals and other	55,139	101,454
Transfers		0
Value at end of period	5,614,798	5,299,801
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	4,787,515	4,698,142
Additions	116,850	150,570
Disposals and other	42,453	61,197
Transfers		0
Value at end of period	4,861,912	4,787,515
Cost | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	155,871	0
Additions	231,034	118,249
Disposals and other	0	0
Transfers		37,622
Value at end of period	386,905	155,871
Cost | Plants under construction | Geismar 3 Facility
Reconciliation of changes in property, plant and equipment [abstract]
Transfers		19,000
Cost | Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	201,947	183,419
Additions	20,838	57,479
Disposals and other	12,686	38,951
Transfers		0
Value at end of period	210,099	201,947
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	154,468	189,058
Additions	1,414	4,338
Disposals and other	0	1,306
Transfers		(37,622)
Value at end of period	155,882	154,468
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,359,024)	(2,213,353)
Disposals and other	(39,688)	(96,386)
Depreciation	243,402	242,057
Value at end of period	(2,562,738)	(2,359,024)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,215,060)	(2,047,735)
Disposals and other	(31,058)	(63,169)
Depreciation	229,174	230,494
Value at end of period	(2,413,176)	(2,215,060)
Accumulated depreciation | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Value at end of period	0	0
Accumulated depreciation | Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(25,448)	(48,426)
Disposals and other	(8,601)	(31,620)
Depreciation	11,079	8,642
Value at end of period	(27,926)	(25,448)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(118,516)	(117,192)
Disposals and other	(29)	(1,597)
Depreciation	3,149	2,921
Value at end of period	$ (121,636)	$ (118,516)